Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost			¥ 13,608		¥ 11,423
Total rental payments under operating lease agreements	1,845	2,022	5,684	6,113
Payments for computer systems under non-cancelable contracts	116	115	401	643
Estimated construction costs	93,831		93,831		135,567
Total unused credit and capital amount available	79,479		79,479		77,694
Guarantee Obligations Maximum Exposure	490,267		490,267		469,030
Guarantee Obligations Current Carrying Value	7,529		7,529		6,533
Investment in securities pledged for primarily collateral deposits	1,167,720		1,167,720		1,175,381
Securities Pledged as Collateral
Commitments and Contingencies Disclosure [Line Items]
Investment in securities pledged for primarily collateral deposits	27,358		27,358		58,607
Corporate loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	318,832		318,832		284,851
Guarantee Obligations Current Carrying Value	1,496		1,496		1,958
Corporate loans | Performance Guarantee
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,288,700		1,288,700		1,265,000
Guarantee Obligations Current Carrying Value	¥ 684		¥ 684		¥ 755